15. Property and equipment (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	R$ 35,914	R$ 22,841
Property and equipment, accumulated depreciation	(11,624)	(8,789)
Property and equipment, net	24,290	14,052	R$ 13,292
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	3,692	1,366
Property and equipment, accumulated depreciation
Property and equipment, net	3,692	1,366	1,362
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	5,712	2,585
Property and equipment, accumulated depreciation	(843)	(812)
Property and equipment, net	4,869	1,773	1,770
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	7,065	5,868
Property and equipment, accumulated depreciation	(2,624)	(2,025)
Property and equipment, net	4,441	3,843	3,492
Total Property and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	25,125	15,310
Property and equipment, accumulated depreciation	(7,906)	(5,689)
Property and equipment, net	17,219	9,621	9,103
Machinery and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	4,864	2,957
Property and equipment, accumulated depreciation	(2,583)	(1,649)
Property and equipment, net	2,281	1,308	1,262
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	256	206
Property and equipment, accumulated depreciation	(182)	(147)
Property and equipment, net	74	59	64
Facilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	1,065	865
Property and equipment, accumulated depreciation	(485)	(364)
Property and equipment, net	580	501	487
Construction In Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	275	176
Property and equipment, accumulated depreciation
Property and equipment, net	275	176	126
Furniture and Fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	2,196	1,287
Property and equipment, accumulated depreciation	(1,189)	(692)
Property and equipment, net	1,007	595	540
Lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	10,789	7,531
Property and equipment, accumulated depreciation	(3,718)	(3,100)
Property and equipment, net	7,071	4,431	4,189
Lease [Member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	6
Property and equipment, accumulated depreciation	(3)
Property and equipment, net	3
Lease [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	10,655	7,449
Property and equipment, accumulated depreciation	(3,632)	(3,027)
Property and equipment, net	7,023	4,422	4,174
Lease [Member] | Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	128	82
Property and equipment, accumulated depreciation	(83)	(73)
Property and equipment, net	R$ 45	R$ 9	R$ 15